Condensed Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		11 Months Ended	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Costs and expenses:
Formation and operating costs	$ 558,479	$ 1,330,764	$ 2,212,731	$ 2,379,223	$ 1,001,433	$ 4,077,647
Loss from operations	(558,479)	(1,330,764)	(2,212,731)	(2,379,223)	(1,001,433)	(4,077,647)
Other (expense) income:
Interest income			4,962,242	1,342,092	8,593	3,245,484
Change in fair value of warrants	1,577,384	248,483	262,700	5,904,416	3,301,678	5,099,750
Change in fair value of over-allotment liability					228,557	0
Warrant issuance costs					(391,110)	0
Trust interest income	578,461	1,015,596	4,962,242	1,342,092	8,593	3,245,484
Total other (expense) income, net	2,155,845	1,264,079	5,224,942	7,246,508	3,147,718	8,345,234
Income (Loss) before provision for income taxes	1,597,366	(66,685)	3,012,211	4,867,285	2,146,285	4,267,587
Provision for income taxes	(110,976)	(202,808)	(1,010,571)	(211,489)	0	(600,701)
Net income (loss)	$ 1,486,390	$ (269,493)	$ 2,001,640	$ 4,655,796	$ 2,146,285	$ 3,666,886
Common Class A [Member]
Other (expense) income:
Basic weighted average shares outstanding	9,855,829	22,500,000	16,247,388	22,500,000	14,531,250	22,500,000
Diluted weighted average shares outstanding	9,855,829	22,500,000	16,247,388	22,500,000	14,531,250	22,500,000
Basic net income (loss) per share	$ 0.15	$ (0.01)	$ 0.1	$ 0.17	$ 0.11	$ 0.13
Diluted net income (loss) per share	$ 0.15	$ (0.01)	$ 0.1	$ 0.17	$ 0.11	$ 0.13
Non Redeemable Common Stock [Member]
Other (expense) income:
Basic weighted average shares outstanding					5,625,000	5,625,000
Diluted weighted average shares outstanding					5,625,000	5,625,000
Basic net income (loss) per share					$ 0.11	$ 0.13
Diluted net income (loss) per share					$ 0.11	$ 0.13
Common Class B [Member]
Other (expense) income:
Basic weighted average shares outstanding	1,000	5,625,000	2,843,901	5,625,000	5,625,000	5,625,000
Diluted weighted average shares outstanding	1,000	5,625,000	2,843,901	5,625,000	5,625,000	5,625,000
Basic net income (loss) per share	$ 0.15	$ (0.01)	$ 0.1	$ 0.17	$ 0.11	$ 0.13
Diluted net income (loss) per share	$ 0.15	$ (0.01)	$ 0.1	$ 0.17	$ 0.11	$ 0.13
LGM ENTERPRISES, LLC [Member]
Revenues			$ 239,397,000	$ 237,629,000		$ 320,042,000	$ 208,277,000	$ 121,039,000
Costs and expenses:
Cost of revenue			193,564,000	186,262,000		255,441,000	159,238,000	85,810,000
Selling, general and administrative			51,957,000	36,082,000		53,794,000	34,390,000	19,855,000
Depreciation and amortization			20,176,000	16,823,000		23,114,000	17,353,000	16,113,000
Total costs and expenses			265,697,000	239,167,000		332,349,000	210,981,000	121,778,000
Loss from operations			(26,300,000)	(1,538,000)		(12,307,000)	(2,704,000)	(739,000)
Other (expense) income:
Interest income			2,989,000	553,000
Gain on forgiveness of CARES Act Loan						0	11,153,000	12,431,000
Interest expense			(15,601,000)	(4,342,000)		(8,291,000)	(4,218,000)	(5,343,000)
CARES Act Grant			339,000	0
Gain (loss) on aircraft sold			12,435,000	14,321,000		15,333,000	(2,297,000)	(3,129,000)
Gain (loss) on leased right-of-use asset						143,000	1,000	(42,000)
Change in fair value of warrants			(3,577,000)	0		470,000	0	0
Other expense			(736,000)	(43,000)
Other income						500,000	307,000	140,000
Total other (expense) income, net			(4,151,000)	10,489,000		8,155,000	4,946,000	4,057,000
Net income (loss)			(30,451,000)	8,951,000		(4,152,000)	2,242,000	3,318,000
Net loss attributable to noncontrolling interest			(6,762,000)	(6,632,000)		(10,200,000)	(5,844,000)	(3,715,000)
Net income (loss)			(23,689,000)	15,583,000		6,048,000	8,086,000	7,033,000
Other comprehensive loss / income:
Unrealized (loss) gain on available-for-sale debt securities			(335,000)	(1,418,000)		(476,000)	22,000	0
Comprehensive (loss) income			(24,024,000)	14,165,000		5,572,000	8,108,000	7,033,000
Comprehensive (loss) income attributable to LGM Enterprises, LLC			$ (24,024,000)	$ 14,165,000		$ 5,572,000	$ 8,108,000	$ 7,033,000